(212) 756-2153	edward.schauder@srz.com

October 8, 2004

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Brigitte Lippmann Nudrat Salik
Re:
BlueLinx Holdings Inc.
Registration Statement on Form S-1 (the "Registration Statement")
File No. 333-118750

Dear Ms. Lippmann and Ms. Salik:

        On behalf of BlueLinx Holdings Inc. (the "Registrant"), we have filed simultaneously by EDGAR Amendment No. 2 to the above-referenced Registration Statement ("Amendment No. 2") addressing comments contained in the Comment Letter (as defined below) and filing certain requisite exhibits.

        This letter is in response to the comments of the Staff set forth in its letter dated September 30, 2004, concerning the Registration Statement (the "Comment Letter"). For the convenience of the Staff, we have repeated each of the Staff's comments in italics immediately above our responses to each corresponding comment. Capitalized terms used herein and not otherwise defined herein shall have the meanings set forth in Amendment No. 2.

        Our responses to the Staff's comments set forth in the Comment Letter dated September 30, 2004 are as follows:

General

  1.
  Please include all information that is not subject to Rule 430A in the next amendment, including a bona fide estimate of the range of the maximum offering price for the shares and the maximum number of shares offered. This information must be included on the prospectus cover page, as well as in the body of the prospectus. See instruction 1(A) to Item 501(b)(3) of Regulation S-K. We may have further comments after reviewing this information.

        We will include a price range and the maximum number of shares to be offered in a pre-effective amendment once such information has been determined.

  2.
  All exhibits are subject to our review. Accordingly, please file all of your exhibits with your next amendment, or as soon as possible. Please note that we may have comments on the legal opinion and other exhibits once they are filed. Understand that we will need adequate time to review these materials before accelerating effectiveness.

        The Registrant filed most of the required exhibits with Amendment No. 1 to the Registration Statement on October 1, 2004 and with Amendment No. 2. The remaining exhibits will be filed by pre-effective amendment as soon as possible.

  3.
  Please do not use smaller type for footnotes or in tables, as you do on pages 25 and 26, for example.

        The revisions requested by the Staff have been made.

Non-GAAP Financial Measures

EBITDA

  4.
  We note that you consider EBITDA to be a measure of operating performance. Based on your need for ongoing capital expenditures and debt financing, it is unclear to us how EBITDA could be a useful measure of operating performance. This measure appears to eliminate critical recurring charges that are a necessary cost of your operations. Please provide a more comprehensive explanation of why you believe EBITDA is a useful measure of operating performance.

    If, after further consideration, you agree that you do not use EBITDA as an operating measure, please revise to remove the reference to EBITDA as an operating measure. Item 10(e)(i)(B) of Regulation S-K would then require that such measure be reconciled to cash flows from operations, rather than net income.

    For further guidance on this subject, please see Questions 8 and 15 of "Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures," which you can find on our website at www.sec.gov. Refer to the SEC Divisions; Division of Corporation Finance; Frequently Asked Questions; Use of Non-GAAP Financial Measures.

        We have removed the reference to EBITDA as an operating measure and made the corresponding revisions requested by the Staff.

Working Capital

  5.
  We do not think it is appropriate to use the description "Working Capital" to refer to the financial measure calculated by taking total current assets minus total current liabilities excluding current maturities of long-term debt. Please revise. Refer to Item 10(e)(1)(ii)(E) of Regulation S-K. It also does not appear that the "Working Capital" amount reported on page 25 of $607,154 at July 3, 2004 is equal to total current assets minus total current liabilities excluding current maturities of long-term debt based on the amounts reported on page F-19.

        The Registrant has defined working capital in a manner that it believes is consistent with how comparable companies in its industry define working capital. The ability to effectively manage inventory, accounts receivable and accounts payable, a distributor's most significant assets, and often their largest, is a critical factor to an investor's understanding of a distributor's source of funds. For example, at July 3, 2004, the Registrant had inventory and accounts receivable totaling $1.01 billion, or 93% of its total assets. How much of this investment is borne by vendors through payables and other non-interest bearing liabilities is a key measure of success used by distributors and the investment analysts that evaluate them. In the case of the Registrant, non-interest bearing liabilities provide $478 million in support, equal to 44% of the investment in current assets. The difference between current assets and non-interest bearing liabilities is $607 million, and is indicative of the amount of financing from other sources that is required to support these working assets that the Registrant and participants in the building products distribution industry commonly refer to as working capital and use as a primary measure of financial performance. Therefore, the Registrant believes that the proposed revision suggested by the Staff may be misleading to an investor and respectfully requests that the Staff allow it to maintain its current definition of working capital without revision.

    It is not clear why management believes that presentation of this financial measure provides useful information to investors as well as the purposes for which management uses this financial measure. Provide all of the disclosures required by Item 10(e)(1)(i) of Regulation S-K.

  The disclosures requested by the Staff have been added.

Prospectus Front Cover Page

  6.
  Please advise us as to the steps you have taken to apply for listing your company on the New York Stock Exchange.

        In connection with the Registrant's listing of its common stock on the New York Stock Exchange (the "NYSE"), we have provided the NYSE with a copy of the Registration Statement. On September 21, 2004, the Registrant received a letter from the NYSE which stated that the Registrant was cleared by the NYSE to file an original listing application. We have submitted a draft of the original listing application to the NYSE. The Registrant is in the process of providing the NYSE with all of the other required documentation in connection with the listing process.

Inside Front Cover Page

  7.
  Please provide a copy of the inside cover artwork.

        The Registrant will file the inside cover artwork by pre-effective amendment once it has been finalized. The front artwork will include a map of the United States with the warehouses operated by the Registrant indicated by a dot and the sales centers by a star. The title will be: "Bluelinx's Nationwide Warehouse Locations."

        The back artwork will contain pictures of selected product types sold by the Registrant including certain specialty and structural products.

Market Share, Ranking and Other Data, page 1

  8.
  Delete the language in this section that implies that you are not responsible for the accuracy or completeness of the information you elect to include in the prospectus.

  The revisions requested by the Staff have been made.

Cautionary Statement Concerning Forward-Looking Statements, page 1

  9.
  Please move this section so that it appears after the risk factors section.

  The section has been moved as requested by the Staff.

Prospectus Summary, pages 3-5

  10.
  Please delete your reference to "we," "our," "us," "the company," "division," and "operating company." The narration should be clear throughout the prospectus without the need of a legend. See Rule 421 of Regulation C.

  The revisions requested by the Staff have been made.

  11.
  Please revise to include a balanced description of your business. For example, consider disclosing your growth over the past 5 years. Also, remove the section on your Competitive Strengths.

  The revisions requested by the Staff have been made.

  12.
  Paragraph (c)(2) of Rule 10-01 of Regulation S-X states that income statements may also be presented for the cumulative twelve-month period ended during the most recent fiscal quarter. Given that the Company has not presented these income statements, it does not appear appropriate to disclose the net sales amount for the twelve month period ended July 3, 2004. Please advise or revise.

        The registrant has deleted the net sales amount for the twelve month period ended July 3, 2004.

  13.
  In addition, we do not believe it is appropriate to present pro forma EBITDA for the twelve-month period ended July 3, 2004. Please advise or revise.

        The registrant has deleted pro forma EBITDA for the twelve-month period ended July 3, 2004.

  14.
  Disclose the basis for all of your assertions about your competitive position within your industry. If you funded or were otherwise affiliated with any of the studies or reports you cite, please disclose this. Otherwise, please confirm that these sources are widely available to the public. If you do not have appropriate independent support for a statement, please revise the language to make clear that this is your belief based on your experience in the industry, if true. This comment is also applicable to any unsupported claims in the Business section of the filing. We may have additional comments after we review your response.

        The disclosure requested by the Staff has been added. The Registrant believes that the studies or reports it cited are widely available to the public and the Registrant did not fund, nor was it otherwise affiliated with, any such studies or reports.

  15.
  Please provide the basis for the listed industry conditions and trends on page 4, including market data if available. Furthermore, briefly discuss why and how you think the industry conditions and trends will affect your business.

  The revisions requested by the Staff have been made.

  16.
  To the extent that you discuss a strategy in the summary, please balance by briefly discussing the risks of implementing your strategy.

  The revisions requested by the Staff have been made.

  17.
  Please revise to specify how management will implement the identified strategies. Currently, your discussion identifies broad themes that often apply to every initial public offering and lacks substantive support for your intentions and beliefs. For example:

•
Explain how you will "captur[e] new customer opportunities and broaden [your] product and service offerings through [your] existing distribution channels" to "continue to organically grow [your] unit volumes and revenues."

•
Explain how you intend to finance your acquisition strategy of selectively pursuing acquisitions.

•
Explain how you will "leverage [your] operating platform." Further, explain what "leverage" means and refrain the use of such vague marketing language.

    Please address each of these points accordingly. Also, to the extent your additional discussion is not reflected in "Business-Our Business Strategy," please supplement the section.

  The revisions requested by the Staff have been made.

The Offering, page 6

  18.
  Under Use of Proceeds, quantify the portion of the proceeds to go to Cerberus and add a risk factor that a significant amount of the proceeds will go to insiders. Disclose that four of your directors are affiliated with Cerberus and disclose whether they voted to approve the offering.

  The disclosure requested by the Staff has been added.

Risk Factors, pages 11-19

  19.
  Please delete the last two sentences of the first paragraph on page 11. All material risks should be described. If risks are not deemed material, you should not reference them.

  The revisions requested by the Staff have been made.

  20.
  Some of the risk factor headings do not specify the resulting risk. Please revise them as necessary to specify clearly the risk.

  The revisions requested by the Staff have been made.

  21.
  Please avoid language in risk factors like "material adverse effect" or "adverse effect." Instead, please state what the specific impact will be on your business, financial condition or results of operations.

  The revisions requested by the Staff have been made.

  22.
  Some of your risk factors use language like "there is no assurance." Please delete this language; the real risk is not your inability to offer assurance, but the condition described.

  The revisions requested by the Staff have been made.

Our industry is highly cyclical. . . page 11

  23.
  Please disclose in your prospectus the basis for your belief that "building products prices and volumes may be at or near a cyclical peak."

  The disclosure requested by the Staff has been added.

We have a limited operating history. . . page 13

  24.
  Please briefly explain what the "risks, uncertainties, expenses and difficulties typically encountered by recently sold companies that were part of a larger entity" are, which you referred to in your discussion of the risks associated with a limited operating history on page 13.

  The Registrant has deleted the sentence referenced by the Staff above.

We depend upon a single supplier, Georgia-Pacific. . . page 13

  25.
  Please briefly explain what an "evergreen provision" is here and in "Business-Suppliers" on page 56, where you again refer to an "evergreen provision."

  The disclosure referenced by the Staff above has been revised to address the Staff's comments.

  26.
  Please quantify the "substantial minimum purchase volume commitments" referred to in your discussion of the risks associated with your dependence on Georgia-Pacific on page 14.

  The disclosure requested by the Staff has been added.

We depend on our information technology systems to conduct our business. . . page 14

  27.
  Please describe specific risks associated with your dependence on information technology systems, which apply to your company. Otherwise delete this risk factor, as it is generic.

  The risk factor referred to by the Staff has been deleted.

We may incur substantial costs relating to Georgia-Pacific's. . . page 16

  28.
  Please clarify why you may be subject to asbestos product liability if none of the assets sold to you by Georgia-Pacific contain asbestos. We may have further comments.

  The Registrant has made the clarification requested by the Staff.

Our management team is an important part of our business. . . page 16

  29.
  In the risk "Our management team... impair our success" on page 16, please describe specific risks associated with your dependence on management and key personnel, which apply to your company. Otherwise delete this risk factor, as it is generic.

  The risk factor referred to by the Staff has been deleted.

Affiliates of Cerberus control us. . . page 17

  30.
  Describe the corporate governance requirements from which you are exempt. Disclose that four of your directors are affiliated with Cerberus.

  The disclosures requested by the Staff have been added.

If a substantial number of shares become available. . . page 18

  31.
  Disclose the number of shares held pursuant to the lock-up agreements. Also provide share information on a fully-diluted basis.

        The disclosure requested by the Staff will be contained in a pre-effective amendment once the parameters of the stock-split to be effected in connection with the offering have been determined.

Use of Proceeds, page 20

  32.
  Please identify the parties to whom you owe the $100 million term loan. We note your disclosure on page 70.

  The revisions requested by the Staff have been made.

Dilution, page 23

  33.
  Revise the dilution table to include the shares underlying options that officers, directors and affiliates have the right to acquire. See Item 506 of Regulation S-K.

  The revisions requested by the Staff have been added.

Unaudited Pro Forma Consolidated Financial Statements, pages 27-31

  34.
  Please provide the pro forma basic and diluted earnings per share information.

        The disclosure requested by the Staff will be provided by pre-effective amendment once the parameters of the stock split to be effected in connection with the offering have been determined.

  35.
  Provide a detailed explanation of pro forma adjustments 1 through 3, including the individual components of these adjustments.In addition, tell us how they meet the criteria of paragraph (b)(6) of Rule 11-02 of Regulation S-X which states that pro forma adjustments must be: (1) directly attributable to the transaction, (2) expected to have a continuing impact on the registrant, and (3) factually supportable.

        The Registrant believes it has provided adjustments in its pro forma financial statements in compliance with the requirements of Rule 11-02 of Regulation S-X. The following provides additional information and the Registrant's rationale for its view that such adjustments are directly attributable, to the transaction, are expected to have a continuing impact on the registrant and are factually supportable:

        Adjustment 1 represents the elimination of the entire amount of LIFO expense/benefit recorded in the division's historical financial statements. The amount of LIFO expense/benefit recorded in the division's historical financial statements represents the change in the LIFO inventory reserve between relevant balance sheet dates. Management believes that this adjustment is directly attributable to the transaction as a conformity adjustment to reflect the moving average cost method that the Registrant now employs instead of LIFO. The information allows investors to understand the continuing impact of this policy change on the stand-alone entity.

        Adjustment 2 represents management's estimates of incremental expenses that are required upon separation from the division's former parent company, Georgia-Pacific and the consummation of the Registrant's initial public offering. The following is a list of the amounts comprising adjustment 2:

	Six Months Ended July 3, 2004	Six Months Ended June 28, 2003	Year Ended January 3, 2003
	(Dollars in millions)
Insurance costs	$2.8	$4.2	$8.5
External and internal audit and tax	1.0	1.5	3.1
One-time stock option grant	1.0	1.0	2.0
Legal and other	(0.0)	(0.1)	(0.2)

	$4.8	$6.6	$13.4

        Management believes these incremental costs are directly attributable to the separation from Georgia-Pacific, since they would not have been incurred except as a result of the separation. Furthermore, these costs will have a continuing impact on the Registrant following the separation as they represent normal, recurring expenses to operate the customary functions that a stand-alone business requires. Management supports the computation of these adjustments by reference to third-party contracts or direct incremental payroll needed to meet the functional requirements identified to operate the stand-alone business after the separation from Georgia-Pacific.

        Adjustment 3 represents management's estimates of non-recurring expenses that have been identified as no longer required upon separation from our former parent company, Georgia-Pacific. The following is a list of the amounts comprising adjustment 3:

Six Months Ended July 3, 2004
(Dollars in millions)
Stock-based compensation-related to acceleration of vesting	$2.7
Professional fees	2.3
Annual license renewals	1.6
Other transition costs	1.7

$8.3

        Management believes these non-recurring cost savings are directly attributable to the separation from Georgia-Pacific as they relate to former Georgia-Pacific costs charged to the division by Georgia-Pacific. In deriving these amounts, management has identified activity requirements and the associated costs that have been eliminated through direct costs incurred by the Registrant and already included in its historical operations that will be sufficient to meet its stand-alone operating requirements.

        These cost savings will have a continuing impact on the Registrant following separation as they adjust historical expenses to reflect the normalized level of recurring expenses to operate the customary functions that the Registrant requires as a stand-alone business.

        Management supports the computation of these adjustments by reference to amounts previously allocated and charged by Georgia-Pacific to the Registrant and verification that the Registrant has replaced that functional support previously provided by Georgia-Pacific through either third-party contracts entered into or direct incremental payroll added to meet the functional requirements identified to operate the stand-alone business after the separation from Georgia-Pacific.

  36.
  We note that the that in the second paragraph under the Business Combinations Note on page F-22, it states that your asset purchase agreement was funded with net proceeds of $476 million from drawings under your asset-based revolving credit facility, help us understand why pro forma adjustment number 6 is based on the assumption that the revolving credit facility was assumed to have an average balance of $444 million, $372 million and $380 million for the first half of fiscal 2004, full year fiscal 2003 and first half of fiscal 2003, respectively. In addition, tell us how you determined it was appropriate to assume interest at a rate of 3.625% for the revolving credit facility. Clarify whether this is the current interest rate or the rates that were prevailing during the period covered by the pro forma period.

        Given the unique characteristics of a revolving line of credit, the Registrant believes it is important to reflect movements during the year by assuming drawings and pay downs based on working capital availability. The initial drawing in connection with the asset purchase agreement funding has been adjusted based on working capital levels throughout the various periods to derive the average balances upon which interest is calculated.

        The disclosure in footnote 6 on page 36 has been revised to explain why interest at a rate of 3.625% for the revolving credit facility was assumed. The assumed interest rate reflects the current rate as of July 3, 2004.

        The disclosure requested by the Staff has been added.

  37.
  In addition, tell us how you determined it was appropriate to use an assumed interest rate of 6.0% for the new mortgage for pro forma adjustment 9. Tell us whether you have entered into the new mortgage. If so, it would appear that the assumed interest rate should be revised for the actual rate.

        The Registrant will enter into its new mortgage simultaneously with the consummation of the IPO. The interest rate of the mortgage will be 30-day LIBOR plus 2.25%, which is currently 4.25%. Accordingly, the disclosure has been revised to reflect the interest rate of the mortgage.

  38.
  We note your discussion of certain arrangements that will exist between you and Georgia-Pacific that are on pages F-27 & F-28. Tell us what consideration you gave to these arrangements regarding your pro forma financial statements.

        The master supply agreement contains substantially similar terms as the previous arrangement between Georgia-Pacific's manufacturing and distribution businesses. Costs associated with the transition agreement are not incremental to the corporate charges that were previously allocated to the Registrant's division. Therefore, the arrangement did not impact the Registrant's pro forma financial statements.

  39.
  In addition, we note that the purchase price allocation resulted in a $5 million supply agreement intangible asset. Tell us whether this amount is related to the supply agreement with Georgia-Pacific as well as how you determined the fair value of this asset at the acquisition date.

        This amount is related to the master supply agreement. The Registrant utilized a third-party valuation firm to estimate the fair value of the master supply agreement. The valuation was based on determining the annual cost savings benefit and discounting it back to its present value. This valuation was used to determine the appropriate purchase price allocation.

MD&A, pages 32-47

Overview, page 32

  40.
  MD&A is intended to give the investor an opportunity to look at the company through the eyes of management by providing both a short and long-term analysis of the business of the company. When discussing your results of operations and financial condition, please provide a prospective analysis. For instance, discuss whether you anticipate a continued increase in net sales due to price and unit volume increases and give the basis for your forecast. Also, noting your net income growth from 2002 to 2003 and in the first half of 2004, discuss whether you anticipate net income to grow at its current rate and give the basis for your forecast. See Release No. 33-6835, which you can find on our website at www.sec.gov.

        The revisions requested by the Staff have been made.

  41.
  Please disclose any trends or uncertainties that you reasonably expect will have a material impact on net sales or revenues or income from continuing operations. For example, include in the discussion the impact of your belief that "building products prices and volumes may be at or near a cyclical peak," which you stated in the "Risk Factors" section. Also, consider the industry trends you disclose on pages 50 and 51. See Item 303(a)(3)(ii) of Regulation S-K.

        The disclosure requested by the Staff has been added.

Results of Operations, pages 35-40

  42.
  In all comparative discussions of financial condition and results of operations, where more than one reason is cited as being responsible for a change, please quantify the contribution of each factor. Further, discuss why you believe that there have been changes and whether or not you believe that this is a trend.

    For example, quantify the impact of each factor that contributes to the fluctuations in "Gross Profit" and "Operating Income" of your comparative discussions of the financial conditions. In your "Gross Profit" discussion in "First Half 2004 Compared to First Half 2003" on page 36, you attribute the increase of the gross profit margin to (1) improving margins, (2) strong demand and (3) rising prices. Quantify the impact of each of these factors and discuss why you believe that there have been changes and whether or not you believe that this is a trend.

    Perform the same analysis for all other sections in the comparative analyses of financial condition and results of operations, including all analyses in the "Liquidity and Capital Resources" section. See Item 303(a)(3)(i) of Regulation S-K and the instructions to Item 303 of Regulation S-K.

        The disclosure requested by the Staff has been added, except to the extent immaterial or where the Registrant was unable to quantify with specificity a particular factor cited.

Contractual Commitments, page 44

  43.
  We note that your tabular disclosure of contractual obligations does not include interest. Consider including interest in the table or, at a minimum, in a note to the table. Refer to Item 303(a)(5) of Regulation S-K and Release No. 33-8182 for guidance.

        The disclosure requested by the Staff has been added.

Critical Accounting Policies, pages 45-46

  44.
  Expand your critical accounting policies to address the following areas:

  •
  Types of assumptions underlying the most significant and subjective estimates;

  •
  Any known trends, demands, commitments, events or uncertainties that are reasonably likely to occur and materially affect the methodology or the assumptions described;

  •
  If applicable, why different estimates that would have had a material impact on the company's financial presentation could have been used in the current period; and

    •
    If applicable, why the accounting estimate is reasonably likely to change from period to period with a material impact on the financial presentation;

    •
    A quantitative discussion of changes in overall financial performance and, to the extent material, line items in the financial statements if the company were to assume that the accounting estimate were changed, either by using reasonably possible near-term changes in the most material assumption(s) underlying the accounting estimate or by using the reasonably possible range of the accounting estimate; If those changes could have a material effect on the company's liquidity or capital resources, then the company also would have to explain that effect.

    •
    A quantitative and qualitative discussion of any material changes made to the accounting estimate in the past three years, the reasons for the changes, and the effect on line items in the financial statements and overall financial performance;

      Refer to Proposed Rule 33-8098 as well as the Section V. of the Commission guidance Regarding Management's Discussion and Analysis of Financial Condition and Results of Operations dated December 29,2003 for guidance.

        The Registrant has complied with the Staff's request beginning on page 49 to the extent applicable.

Business, pages 48-69

  45.
  Please provide revenues, a measure of profit or loss and total assets for each segment for the last three fiscal years. The segment may be divided by the two main product types and/or by the five principal end-use markets. See Item 101(b) of Regulation S-K.

          Although the Registrant collects certain financial information such as revenue by product type and end-use market, the Registrant does not maintain operating income data by product type or end-use market. Similarly, the Registrant does not allocate assets to product types or end-use markets. The chief operating decision maker (the chief executive officer and director) does not allocate resources or judge performance by specialty products, structural products, or end-use market. Please also see our response to comment 76 below.

  46.
  In the "Risk Factors" section, you state that you "believe that building products prices and volumes may be at or near a cyclical peak." Please discuss this and other facts, which, in the opinion of management, indicate that the three year segment financial data may not be indicative of current or future operations of the segment. See Item 101(b)(2) of Regulation S-K.

        The disclosure requested by the Staff has been added.

  47.
  Please describe the practices of the company and the industry relating to inventories and warranties. See Item 101(c)(1)(vi) of Regulation S-K.

        The disclosure requested by the Staff has been added.

  48.
  Describe your backlog, if any. See Item 101(c)(1)(viii) of Regulation S-K.

        The Registrant's backlog is immaterial. Significant backlog is uncommon in the building products distribution industry and the Registrant's backlog is typically only three to four days. Accordingly, no additional disclosure has been added.

  49.
  Please disclose any material estimated capital expenditures for environmental control facilities. See Item 101(c)(1)(xii) of Regulation S-K.

        The Registrant does not expect to incur material capital expenditures for environmental control facilities. Accordingly, no additional disclosure has been added.

Suppliers, page 56

  50.
  Please describe in greater detail the material terms of your agreement with Georgia-Pacific, including but not limited to the "substantial minimum purchase volume commitments" and the monetary penalties. We may have further comment after you file this agreement as an exhibit.

        The Registrant has revised the disclosure as requested.

Employees, page 57

  51.
  Disclose the number of employees that are represented by the collective bargaining agreements which are up for renewal before December 31, 2004 and during 2005.

        The disclosure requested by the Staff has been added.

Properties and Facilities, page 57

  52.
  Please provide information as to the suitability, adequacy, productive capacity and extent of utilization of the facilities. Refer to Item 102 of Regulation S-K.

        The disclosure requested by the Staff has been made.

Trademarks, page 60

  53.
  Please disclose the duration and effect of all patents, trademarks, licenses, franchises and concessions held. Refer to Item 101(c)(iv) of Regulation S-K.

        The disclosure requested by the Staff has been made.

Management—Summary Compensation Table, page 65

  54.
  We note your statement that this compensation table does not reflect the executive officers' participation in any Georgia-Pacific stock based incentive plan. Yet, you disclose salaries paid while Bluelinx was still a Georgia-Pacific division. Please revise to disclose this stock based compensation or explain to us why you do not disclose such information.

        As discussed telephonically with the Staff, the Registrant believes that the inclusion of Georgia-Pacific stock-based compensation in respect of the named executive officers in the prospectus will not be meaningful to an investor and will be potentially confusing and, accordingly, has not been included. Georgia-Pacific's stock-based compensation policies and awards are not comparable to those of the Registrant. The named executive officers' equity interests in the Registrant consists primarily of stock that was purchased at fair market value, rather than equity-related grants by the Registrant.

Principal Stockholders, page 69

  55.
  Please list Cerberus as a separate beneficial owner in the table and name all natural persons who share beneficial ownership with Cerberus.

        Although Cerberus owns the shares listed in the beneficial ownership table, as described in this Response 55, Stephen Feinberg possesses the sole power to vote and the sole power to direct the disposition of all shares of the Registrant held by Cerberus. The sole member of Cerberus is Cerberus Capital Management, L.P., a limited partnership. Craig Court GP, LLC, a limited liability company, serves as the sole general partner of Cerberus Capital Management, L.P. Craig Court, Inc., a corporation, serves as the sole member of Craig Court GP, LLC. Stephen Feinberg is the sole shareholder, director and executive officer of Craig Court, Inc. As a result of this chain of ownership and authority, Stephen Feinberg has the legal right to, and in fact does, exercise sole and exclusive authority to act on behalf of Cerberus with respect to the shares of the Registrant.

        Item 403 of Regulation S-K requires that beneficial ownership for the purpose of the principal stockholders table be determined in accordance with Rule 13d-3 under the Exchange Act and, for the reasons noted below, it is Stephen Feinberg, and not Cerberus, that is the Section 13 reporting person with respect to, and, thus, the beneficial owner of, the shares of the Registrant held by Cerberus.

        Because Stephen Feinberg exercises sole voting and dispositive control over the shares of the Registrant held by Cerberus, we believe that the most accurate disclosure of beneficial ownership pursuant to Regulation S-K and Rule 13d-3 is to list Mr. Feinberg, rather than Cerberus, in the beneficial ownership table, as was done in the draft registration statement on Form S-1 originally filed with the Commission on September 2, 2004 (with, of course, the corresponding footnote set forth in such draft registration statement regarding Mr. Feinberg's relationship to Cerberus).

        Cerberus is one of numerous entities affiliated with Cerberus Capital Management, L.P., virtually all of which are under Stephen Feinberg's ultimate direction and control. There are many instances in which such Stephen Feinberg controlled entities have acquired more than five percent of a class of securities registered pursuant to Section 12 of the Exchange Act, thereby requiring disclosure of such holdings pursuant to Section 13 of the Exchange Act. In these instances, the determination has been made that, because Mr. Feinberg exercises sole voting and investment control over the securities held by these entities, Mr. Feinberg is the proper reporting person pursuant to the requirements of Rule 13d-3, and appropriate filings with the Commission have been made by Mr. Feinberg on Schedules 13D and/or 13G. As a result of such filings pursuant to Section 13 of the Exchange Act, the beneficial ownership tables included in such issuers' filings with the Commission generally list Mr. Feinberg, and not the Cerberus Capital Management, L.P. affiliated entity, as the beneficial owner of its securities (and, as was done in the draft registration statement filed by the Registrant, there is footnote disclosure of the relationship of Mr. Feinberg to such entity).

        We believe that it would be confusing, and potentially misleading, disclosure to add Cerberus as a separate beneficial owner in the beneficial ownership table. Stephen Feinberg does not share beneficial ownership with Cerberus, and Stephen Feinberg does not act in concert with, and is not a group with, Cerberus. Rather, Stephen Feinberg, as a matter of fact and law, is the person who, under the applicable standards of Rule 13d-3, beneficially owns the securities of the Registrant which are held by Cerberus.

        Thus, for the reasons noted above, we believe that listing Mr. Feinberg as the beneficial owner (and naming Cerberus in the footnote) is the proper format for the presentation of such information. Alternatively, the beneficial ownership table could list Cerberus as the beneficial owner and, in a footnote, clearly describe that Mr. Feinberg exercises sole voting and dispositive control over all securities of the Registrant held by Cerberus (and, if the Staff prefers that form of disclosure, the Registrant will make such change); but we believe that listing of both Stephen Feinberg and Cerberus in the beneficial ownership table is inconsistent with the standards of Rule 13d-3 and would be misleading to investors.

  56.
  Include securities issuable within 60 days. See Rule 13d-3.

    The disclosure requested by the Staff has been added.

  57.
  Please provide us your analysis of why Messrs. Tessler, Warden, Fenton and Mayer do not beneficially own the shares held by Cerberus.

        None of Messrs. Tessler, Warden, Fenton or Mayer are beneficial owners of the shares of the Registrant held by Cerberus because none of them, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares the power to vote, or has or shares the power to dispose of, such shares. As more fully described in the response to Item 55 set forth above, only Stephen Feinberg has such voting and dispositive power with respect to the securities of the Registrant held by Cerberus.

  58.
  Please provide the approximate number of holders of common stock as of the latest practicable date. The computation of the approximate number of holders of the common stock may be based upon the number of record holders or also may include individual participants in security position listings. The method of computation that is chosen should also be indicated. See Item 201(b)(1) of Regulation S-K and Rule 17Ad-8 of the Exchange Act.

    The revisions requested by the Staff have been made.

Certain Relationships and Related Transactions, page 70

  59.
  Disclose that in May 2004 you issued common stock and preferred stock to Cerberus and to your executive officers, describe the terms of those issuances and file the related agreements as exhibits. Also describe the affiliation among your directors and Cerberus. See Item 404 of Regulation S-K.

    The disclosure requested by the Staff has been added. We have filed the related exhibits with Amendment No. 2 as requested by the Staff.

  60.
  Please discuss whether you believe each reported transaction and relationship is on terms that are at least as fair to the company as you would expect to negotiate with third parties.

    The disclosure requested by the Staff has been added.

Description of Our Capital Stocks, pages 71-73

  61.
  Please delete the statement that the summary provided is "qualified in its entirety" by your certificate of incorporation and bylaws, as this statement implies that you have not described the material terms of the documents. See Rule 411(a) of Regulation C. Likewise, under Where You Can Find More Information on page 84, please delete the reference that statements about legal documents may not be complete.

    The revision requested by the Staff has been made.

Shares Eligible for Future Sales, pages 74-75

  62.
  Disclose the number of shares outstanding on a fully diluted basis.

        The disclosure requested by the Staff has been added and will be completed by pre-effective amendment once the parameters of the stock split has been determined.

  63.
  Disclose the number of shares held by Cerberus under Additional Registration Statements.

        The disclosure requested by the Staff has been added and will be completed by pre-effective amendment once the parameters of the stock split have been determined.

Description of Certain Indebtedness, pages 76-78

  64.
  Please describe the terms, including restrictive covenants, in your new mortgage.

        The terms of the mortgage and mezzanine financing are currently being negotiated. The disclosure requested by the Staff has been added based on the anticipated terms of the new financing set forth in a negotiated and executed term sheet. To the extent that the terms are materially modified, the disclosure will be revised in a pre-effective amendment.

Underwriting, pages 81-84

  65.
  Please describe any affiliation between Cerberus or any of your directors and executive officers and the underwriters.

        Certain of the underwriters and their respective affiliates have, from time to time, performed and may in the future perform, various financial advisory and investment banking services for the Registrant and Cerberus. Disclosure has been added to page 83 of Amendment No. 2 to reflect the fact that services were also performed, and may in the future be performed, for Cerberus. There are no additional affiliations between the underwriters and Cerberus, the Registrant or the Registrant's executive officers and directors.

  66.
  Disclose the fees paid to Goldman Sachs under the revolving credit facility.

        A one-time fee of $4 million was paid to Goldman Sachs Credit Partners L.P., an affiliate of Goldman, Sachs & Co., in consideration of its underwriting of the revolving credit facility. We have revised the disclosure to clarify that certain customary fees were paid in respect of certain commercial banking services.

  67.
  Disclose the criteria that the representatives will use in determining whether to consent to waiving the 180-day lock-up agreement.

        Goldman, Sachs & Co. advised the Registrant that there are no specific criteria for the waiver of lock-up restrictions. Such waivers are subject to the sole discretion of Goldman, Sachs & Co.

  68.
  Please identify any members of the underwriting syndicate that will engage in any electronic offer, sale, or distribution of the shares and describe their procedures to us supplementally, or confirm that the Division's Office of Chief Counsel has reviewed and approved these procedures. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales, or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures.

        The Registrant has been informed by Goldman, Sachs & Co., Morgan Stanley & Co. Incorporated and Credit Suisse First Boston LLC that they or their affiliates may engage in the electronic offer, sale or distribution of the shares and that any such activities will be conducted in accordance with procedures previously reviewed by the Staff. If the Registrant becomes aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after the date of this letter, it will promptly supplement this response to identify those members and either provide a description of their procedures of confirm that their procedures have been previously reviewed with the Staff.

        In order to help alleviate concerns that may be raised by any possible online distribution or posting of the preliminary prospectus on the web, the representatives of the underwriters have indicated to the Registrant that they will include the following language in a communication to potential syndicate members: "Online distribution of common stock of BlueLinx Holdings Inc. may only be made pursuant to procedures for such distributions previously reviewed with the Securities and Exchange Commission. By accepting an allocation from us, you will be deemed to be representing to us that either (1) you are not making an online distribution or (2) you are following procedures for online distribution previously reviewed with the Securities and Exchange Commission."

        Consistent with this procedure, the following language is included in the underwriting section of the prospectus: "A prospectus in electronic format will be made available on the websites maintained by one or more of the lead managers of this offering and may also be made available on websites maintained by other underwriters. The underwriters may agree to allocate a number of shares to underwriters for sale to their online brokerage account holders. Internet distributions will be allocated by the lead managers to underwriters that may make Internet distributions on the same basis as other allocations."

  69.
  Tell us whether you or the underwriters have any arrangements with a third-party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Please also provide us with copies of all information concerning your company or prospectus that has appeared on their website. Again, if you subsequently enter into any such arrangements, promptly supplement your response.

        In terms of arrangements with a third party to host or access the preliminary prospectus on the Internet, Goldman, Sachs & Co. has informed the Registrant that it expects to post the road show presentation and a copy of the preliminary prospectus on Yahoo Net Road Show, a password protected website, and Yahoo Net Road Show has informed Goldman, Sachs & Co. that it is posting such road show presentation in accordance with information relating with applicable no-action letters. The Registrant will promptly supplement this response with information relating to any third party arrangements that other underwriters are putting into place as such information becomes available.

  70.
  Supplementally advise us whether you are doing a directed share program. If so, please confirm, if true, that:

  •
  Except for the underwriting commission, the offers and sales are on the same terms as those offered to the general public;

  •
  No offers were made prior to the filing of the registration statement;

  •
  Offers were made only with the prospectus; and

  •
  No funds have been or will be committed or paid prior to effectiveness of the registration statement.

    Also, if you are doing a directed share program, please state whether or not the shares purchased as part of the directed share program will be subject to the lock-up agreement and provide us with copies of the materials that you sent to the directed share program participants.

        The Registrant will not do a directed share program in connection with the offering.

Where You Can Find More Information, page 84

  71.
  Consider disclosing your Internet address.

    The disclosure requested by the Staff has been added.

  72.
  Please disclose the SEC's Public Reference Room telephone number. See Item 101(e)(2).

    The disclosure requested by the Staff has been added.

Report of Independent Registered Public Accounting Firm

  73.
  Please indicate the city and state where the report was issued. Refer to Rule 2-02(a) of Regulation S-X.

    The disclosure requested by the Staff has been added.

Financial Statements

  74.
  It appears that there are differences in the amounts reported in Georgia-Pacific Corporation's financial statements included in the Form 10-Q for the quarter ended July 3, 2004 and in the Form 10-K for the year ended January 3, 2004 for the building products distribution reportable segment. Tell us why the amounts reported are different.

        Audited and unaudited results for the periods referred to by the Staff include certain items that were not reported on a division basis by Georgia-Pacific. In addition Georgia-Pacific may have included certain results unrelated to the sold division. A reconciliation of the differences referred to above has been supplementally provided to the Staff.

  75.
  Please include an audited balance sheet within 135 days of the date of filing the registration statement for the registrant, Bluelinx Holdings Inc. Refer to Rule 3-01(a) of Regulation S-X.

        The disclosure requested by the Staff has been added.

SFAS 131

  76.
  Tell us what consideration you gave to SFAS 131 and the Company's reportable segments.

        The Registrant has reviewed its operations and reporting structure and has determined that it operates in a single reportable segment. The operations are principally in the United States and are managed under a centralized business structure. Customers include building materials dealers, industrial users of building products, manufactured housing builders and home improvement centers. End-users include new home construction, repair and remodeling, non-residential construction, and industrial users. The chief operating decision maker for the division (the CEO and Director) neither allocates resources by customer type or product category nor assesses performance by customer type or product category. As a distribution business, products are interchanged to cover multiple market segments and multiple end user markets. While certain financial data is available by end-use market and product category, it is not part of the Registrant's routine management reporting process, as the CEO does not monitor results on a disaggregated basis for operational decision-making.

  Provide the disclosures required by paragraphs 26 through 33 of SFAS 131, as applicable, as well as the enterprise-wide disclosures required by paragraphs 36 through 39 of SFAS 131.

    The disclosure requested by the Staff has been added.

Revenue Recognition

  77.
  Tell us how you recognize revenue related to reload and direct sales including how you report these sales based on the guidance of EITF 99-19.

        All sales are recorded at gross in accordance with the guidance outlined by the EITF and in accordance with standard industry practice. The key indicators used to determine this are as follows:

    •
    The Registrant is the primary obligor responsible for fulfillment. The customers' exclusive recourse for nonconforming product is to return the goods to a designated BlueLinx location and obtain a refund of the purchase price or, at the Registrant's option, it may replace the nonconforming product.

    •
    The Registrant holds title to all reload inventory and is responsible for all product returns. Title reverts to the Registrant if a product is returned by the customer.

    •
    The Registrant controls the selling price. Economic and market-defined constraints are used by the Registrant's sales staff to establish pricing, which has a direct impact on its profitability.

    •
    The Registrant selects the supplier. Multiple suppliers, chosen at the Registrant's discretion, are used to maintain competitive pricing and inventory availability.

    •
    The Registrant bears all credit risk. The Registrant is responsible for billing and collecting payment from the customer, but must pay its supplier regardless of whether the sales price is fully collected.

Preferred Stock

  78.
  Confirm and clarify your disclosure to state whether the Preferred Stock is not redeemable (1) at a fixed or determinable price on a fixed or determinable date, (2) at the option of the holder, or (3) upon the occurrence of an event that is not solely within the control of the issuer.

    The Registrant confirms that the Preferred Stock is not redeemable (1) at a fixed or determinable price on a fixed or determinable date or (2) at the option of the holder. In regard to (3), upon certain events, the terms require the Company to offer redemption. However, these events have not occurred. The Registrant notes that per SFAS 150 Para. A-7 "If a financial instrument will be redeemed only upon the occurrence of a conditional event, redemption of that instrument is conditional and, therefore, the instrument does not meet the definition of mandatorily redeemable financial instrument in this Statement". Therefore, the Registrant believes that it has properly classified the preferred stock as equity. In addition, the Registrant has clarified its disclosure in the applicable footnote.

Note 1. Basis of Presentation and Background—Allocation of Costs from Georgia-Pacific

  79.
  We note that certain obligations incurred by the Parent on behalf of the division have not been recorded on the accompanying balance sheet. Provide the intercompany account disclosures discussed in Question 4 of Topic l.B.l of SAB 103.

        We note that the building products distribution division of Georgia-Pacific was involved in significant transactions with its parent and related businesses, including general cash management, purchases of products for distribution, warehousing and transportation charges, compensation and benefits, general and administrative expenses, payments for taxes, etc.

        The individual details of these classes of transactions were not identified and accumulated historically, which makes it impracticable for the Registrant to recreate the activities to provide the disclosure of the components of the intercompany balances at each of the balance sheet dates.

        The division was not charged an allocation of interest expense on the intercompany transactions and balances described above as there was no formal arrangement between the division and Georgia-Pacific related to financing.

Environmental and Legal Matters

  80.
  We note that the Company is involved in various legal proceedings and is subject to a variety of environmental and pollution control laws and regulations in all jurisdictions in which it operates. We also note that management believes that the disposition of these matters will not have a materially adverse effect on the financial condition or results of operations of the Company. Please also confirm that it is not reasonably possible that a material loss exceeding amounts accrued has been incurred or provide the disclosures required by paragraph 10 of SFAS 5.

        The Registrant confirms that it believes that it is not reasonably possible that a material loss has been incurred.

  81.
  We also note that Georgia-Pacific had agreed to indemnify you against any claim arising from environmental conditions that existed prior to May 7, 2004. We remind you that in Topic 5:Y of SAB 103 we stated that the staff believes product and environmental remediation liabilities are of such significance that detailed disclosures regarding the judgments and assumptions underlying the recognition and measurement of the liabilities are necessary to prevent the financial statements from being misleading and to inform readers fully regarding the range of reasonably possible outcomes that could have a material effect on the registrant's financial condition, results of operations, or liquidity. Given this we would expect to see detailed disclosures regarding both recorded and unrecorded environmental liabilities as well as the terms of the indemnification agreements. Provide the disclosures requested by Topic 5:Y of SAB 103.

        As disclosed in the Registration Statement, the asset purchase agreement between the Registrant and Georgia-Pacific provides that Georgia-Pacific agrees to indemnify the Registrant and to hold the Registrant harmless from all pre-closing environmental liabilities. The Registrant believes that no additional disclosure regarding both recorded and unrecorded environmental liabilities is necessary since it believes that it is not reasonably possible that a material loss has been incurred.

Business Combinations

  82.
  Provide us with a summary of the assets acquired and liabilities assumed at the division acquisition date prior to the fair value adjustments. We note that the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition are provided on page F-23.

        The following table summarizes the net book value of the assets acquired and liabilities assumed at the date of acquisition prior to the fair value adjustments (amounts in millions.)

Accounts receivable	$585
Inventories	452
Other current assets	11
Intangible assets	—
Property, plant & equipment	196

Total assets	$1,244

Accounts payable and bank overdrafts	$435
Accrued compensation	17
Other current liabilities	4
Other non-current liabilities	13

Total liabilities	$469

Stock-Based Compensation—Equity Plan (F-29)

  83.
  We note that during the period from January 4, 2004 to May 7, 2004, the division recorded $2.6 million of stock-based compensation, of which $1.8 million related to the acceleration of vesting of certain awards. Tell us the specific components of the $2.6 million as well as how you determined the amount to be recorded for each component.

        The amount recorded by the division for stock-based compensation related to awards by Georgia-Pacific during the period from January 4, 2004 to May 7, 2004 has been revised to $3.5 million to correct computation errors identified by management, of which $2.7 million related to the acceleration of vesting of certain awards based on pre-existing terms of change of control provisions. The specific components of the $3.5 million and how the Registrant determined the amount to be recorded for each component are shown in the table below:

Description	Amount	How Amount Was Determined
Stock Appreciation Rights	$1.9 million	Intrinsic value, variable accounting treatment
Restricted Stock	$1.2 million	Fair value
Performance Units	$0.3 million	Fair value
Other Awards	$0.1 million	Intrinsic value, variable accounting treatment

Item 15. Recent Sales of Unregistered Securities, page II-2

  84.
  Provide us an analysis of all equity issuances since your formation. For each issuance, identify the parties, the nature of the consideration, the fair value and your basis for determining fair value. To the extent applicable, reconcile the fair values you used for equity issuances to the fair value indicated by the anticipated IPO price range.

    The Registrant has provided the analysis requested by the Staff supplementally.

        With respect to the Staff's request that the Registrant reconcile the fair values if used for equity issuances to the fair value indicated by the anticipated IPO price range, this information will be provided supplementally once the price range of the IPO has been determined.

  85.
  Please provide disclosure to include the following information for equity instruments granted during the 12 months prior to June 30, 2004 by grant date:

  •
  Number of options or shares granted;

  •
  Exercise price;

  •
  Fair Value of common stock;

  •
  Intrinsic value per option, if any;

  •
  Whether the valuation used to determine the fair value of the equity instruments was contemporaneous or retrospective; and

  •
  If the valuation specialist was a related party, indicate as such.

        The Registrant did not grant any equity instruments during the 12 months prior to June 30, 2004. Accordingly, no disclosure has been added.

  86.
  In MD&A, disclose the aggregate intrinsic value of all outstanding options based on the estimated IPO price.

        The disclosure requested by the Staff will be added in a pre-effective amendment once the price range of the IPO has been determined.

Item 17. Undertakings, page II-5

  87.
  Please replace the word "conformed" in paragraph (a)(2) with "contained."

    The revision requested by the Staff has been made.

        Amendment No. 2 to the Registration Statement was filed by the Registrant in response to the comments set forth in the Comment Letter. We respectfully request your prompt review of Amendment No. 2 to the Registration Statement.

*    *    *    *    *

Very truly yours,
/s/ EDWARD H. SCHAUDER, ESQ. Edward H. Schauder, Esq.
CC:	Barbara V. Tinsley BlueLinx Holdings Inc. General Counsel and Secretary
Michael R. Littenberg, Esq. Schulte Roth & Zabel LLP